UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diversified Real Asset Income Fund

Portfolio of Investments	February 29, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Interest Rate (8)	Maturity (8)	Value

	LONG-TERM INVESTMENTS – 139.9% (97.8% of Total Investments)

	WHOLE LOANS – 17.9% (12.5% of Total Investments) (2), (3), (4)

	Commercial Loans – 13.2% (9.2% of Total Investments)

$2,235	150 North Pantano 1, AZ	4.900%	8/01/19	$2,234,690

1,364	Carl’s Jr., Idaho Springs, CO	4.125%	5/01/23	1,313,542

6,896	Clear Lake Central I, Webster, TX, (5)	4.925%	9/01/16	3,970,553

11,136	La Cholla Plaza I, Tucson, AZ, (5), (6), (7)	3.175%	8/01/14	6,127,700

3,750	Magnolia Retail Land, Magnolia, TX, (5)	6.900%	10/01/16	3,750,000

14,000	NCH Commercial Pool II, Rocky Point, Mexico, (5), (7)	11.925%	8/01/14	5,749,800

1,859	Palace Court, Santa Fe, NM, (5)	4.875%	8/01/16	1,007,531

1,228	Perkins Restaurant, Maple Grove, MN	6.375%	1/01/18	1,236,429

4,523	RealtiCorp Fund III, Crystal River, FL, (5)	5.925%	7/01/16	4,522,755

3,333	RL Stowe Portfolio, Belmont, NC and Chattanooga, TN	3.925%	1/01/20	2,700,414

15,000	Signal Butte, Mesa, AZ, (5), (9)	4.925%	7/01/17	8,262,500
65,324	Total Commercial Loans			40,875,914

	Multifamily Loans – 4.7% (3.3% of Total Investments)

4,924	NCH Multifamily Pool, Oklahoma City, OK, (5), (7)	11.925%	8/01/14	33,959

4,400	NCH Multifamily Pool II, Rocky Point Mexico, (5), (7)	11.925%	8/01/14	4,001,360

12,939	Sapphire Skies I, Cle Elum, WA, (5), (10)	0.925%	3/01/20	10,542,697
22,263	Total Multifamily Loans			14,578,016
$87,587	Total Whole Loans (cost $85,777,891)			55,453,930

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	CORPORATE NOTES – 2.6% (1.8% of Total Investments) (2), (3), (4)

	Diversified Financial Services – 2.6% (1.8% of Total Investments)

$8,000	Stratus III, Stratus Properties Inc., (5)	7.250%	12/31/16	$8,000,000
	Total Corporate Notes (cost $8,000,000)			8,000,000

Shares	Description (1)			Value

	COMMON STOCKS – 55.9% (39.1% of Total Investments)

	Air Freight & Logistics – 1.3% (0.9% of Total Investments)

125,745	BPost SA, (11)			$3,120,419

21,930	Oesterreichische Post AG, (11)			787,075
	Total Air Freight & Logistics			3,907,494

	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)

23,242	Covanta Holding Corporation			323,761

Nuveen Investments	1

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services – 1.5% (1.0% of Total Investments)

2,156,516	HKBN Limited, (11)	$2,877,647

637,294	Singapore Telecommunications Limited, (11)	1,687,992
	Total Diversified Telecommunication Services	4,565,639

	Electric Utilities – 8.3% (5.8% of Total Investments)

105,157	Alupar Investimento SA	327,343

1,721,398	AusNet Services, (11)	1,796,092

25,640	Avangrid Inc.	994,576

19,650	Brookfield Infrastructure Partners LP	739,823

823,812	Contact Energy Limited, (11)	2,428,439

30,150	Duke Energy Corporation	2,239,542

27,714	EDP – Energias de Portugal, S.A.	85,830

58,289	Endesa S.A, (11), (12)	1,050,607

3,081	Hafslund ASA, Class B Shares	22,039

2,030,771	HK Electric Investments Limited, (11)	1,694,471

1,172,890	Infratil Limited, (11)	2,400,901

84,815	Power Assets Holdings Limited, (11)	802,733

51,894	PPL Corporation	1,815,771

97,036	Scottish and Southern Energy PLC, (11)	1,858,611

53,639	Southern Company	2,584,327

2,573,744	Spark Infrastructure Group, (11)	3,829,241

221,310	Transmissora Alianca de Energia Eletrica SA	1,045,498
	Total Electric Utilities	25,715,844

	Gas Utilities – 2.3% (1.6% of Total Investments)

10,963	AmeriGas Partners, LP	446,962

26,774	Enagas, (11)	751,545

1,127,567	Snam Rete Gas S.p.A, (11)	6,076,465
	Total Gas Utilities	7,274,972

	Independent Power & Renewable Electricity Producers – 1.9% (1.3% of Total Investments)

14,685	Brookfield Renewable Energy Partners LP	384,600

58,016	NextEra Energy Partners LP	1,504,935

14,918	Pattern Energy Group Inc.	253,308

1,106,763	Renewables Infrastructure Group Limited	1,528,125

168,453	Saeta Yield S.A, (11), (12)	1,441,307

77,920	TransAlta Renewables Inc.	647,894
	Total Independent Power & Renewable Electricity Producers	5,760,169

	Multi-Utilities – 7.0% (4.9% of Total Investments)

112,597	CenterPoint Energy, Inc.	2,097,682

1,736,876	Duet Group, (11)	2,811,128

51,286	Engie, (11)	793,722

2	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities (continued)

13,756,674	Keppel Infrastructure Trust, (11)	$4,549,105

103,658	National Grid PLC	6,974,110

786,875	Redes Energeticas Nacionais SA, (11)	2,222,410

1,042,245	Vector Limited, (11)	2,233,402
	Total Multi-Utilities	21,681,559

	Oil, Gas & Consumable Fuels – 2.4% (1.7% of Total Investments)

81,201	Enbridge Energy Partners LP	1,346,313

59,069	Enbridge Income Fund Holdings Inc.	1,260,837

168,952	Enterprise Products Partnership LP	3,948,408

1,278	TC Pipelines LP	56,577

158,306	Veresen Inc.	930,179
	Total Oil, Gas & Consumable Fuels	7,542,314

	Real Estate Investment Trust – 22.6% (15.8% of Total Investments)

498,954	AEW UK REIT PLC, (11)	655,358

23,864	Agree Realty Corporation	884,161

7,788	Apollo Commercial Real Estate Finance, Inc.	120,325

169,175	Armada Hoffler Properties Inc.	1,798,330

969,504	Ascendas Real Estate Investment Trust, (11)	1,668,063

81,434	Blackstone Mortgage Trust Inc., Class A	2,014,677

149,646	CapitaMall Trust, (11)	232,887

30,738	Care Capital Properties, Inc.	814,864

87,231	CareTrust REIT Inc.	993,561

34,464	Community Healthcare Trust Inc.	619,318

109,084	Crombie Real Estate Investment Trust	1,077,940

12,049	Digital Realty Trust Inc.	952,714

77,590	Easterly Government Properties, Inc.	1,326,789

105,755	Equity Residential	7,877,690

33,648	Eurocommercial Properties NV, (11)	1,408,006

61,976	Fortune REIT, (11)	65,177

2,059,959	Frasers Centrepoint Trust, (11)	2,907,952

129,389	Independence Realty Trust	831,971

175,951	Inland Real Estate Corporation	1,865,081

152,507	InnVest Real Estate Investment Trust	561,334

1,149,363	Keppel DC REIT, (11)	862,353

157,043	Killam Apartment Real Estate I	1,270,969

106,328	Lexington Corporate Properties Trust	822,979

200,607	Liberty Property Trust	5,793,530

27,665	LTC Properties Inc.	1,229,433

2,643,850	Mapletree Greater China Commercial Trust, (11)	1,710,195

Nuveen Investments	3

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

355,627	Mapletree Logistics Trust, (11)	$246,464

3,288	Monmouth Real Estate Investment Corporation	36,431

11,352	National Storage Affiliates Trust	205,358

14,302	New Senior Investment Group Inc.	138,586

63,332	Omega Healthcare Investors Inc.	2,030,424

126,117	OneREIT	289,892

642,569	Parkway Life Real Estate Investment Trust, (11)	1,078,083

19,045	Pebblebrook Hotel Trust	485,076

371,420	Physicians Realty Trust	6,380,996

609,350	Plaza Retail REIT	2,094,218

191,477	Pure Industrial Real Estate Trust	643,917

265,954	Scentre Group, (11)	826,898

41,021	Smart Real Estate Investment Trust	975,651

141,304	STAG Industrial Inc.	2,481,298

55,076	Starwood Property Trust Inc.	966,033

14,964	STORE Capital Corporation	361,381

77,712	Sunstone Hotel Investors Inc.	1,966,114

965,567	TF Administradora Industrial S de RL de CV	1,608,391

250,470	Tritax Big Box REIT PLC	456,688

18,831	Universal Health Realty Income Trust	976,199

27,660	Urstadt Biddle Properties Inc.	546,838

27,216	Ventas Inc.	1,515,115

22,290	VEREIT, Inc.	178,766

43,110	Wereldhave NV, (11)	2,185,047

7,232	WP GLIMCHER, Inc.	62,484

68,035	WPT Industrial Real Estate Investment Trust	689,875
	Total Real Estate Investment Trust	69,791,880

	Road & Rail – 0.2% (0.2% of Total Investments)

162,725	MTR Corporation, (11)	750,158

	Transportation Infrastructure – 8.0% (5.6% of Total Investments)

1,198,955	China Merchants Holdings Pacific Limited, (11)	661,109

681,450	Cosco Pacific Limited, (11)	713,363

6,502,771	Hopewell Highway Infrastructure Limited, (11)	3,057,582

5,554,578	Hutchison Port Holdings Trust, (11)	2,610,068

193,099	Jiangsu Expressway Company Limited, (11)	226,758

217	Kobenhavns Lufthavne, (11)	117,080

26,792	Macquarie Infrastructure Corporation	1,635,652

1,051,420	Sydney Airport, (11)	4,829,614

1,345,431	Transurban Group, (11)	10,877,510
	Total Transportation Infrastructure	24,728,736

4	Nuveen Investments

Shares	Description (1)			Value

	Water Utilities – 0.3% (0.2% of Total Investments)

654,570	Inversiones Aguas Metropolitanas SA, (11)			$968,659
	Total Common Stocks (cost $178,054,857)			173,011,185

Shares	Description (1)	Coupon	Ratings (13)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.1% (4.3% of Total Investments)

	Electric Utilities – 2.3% (1.6% of Total Investments)

44,273	Exelon Corporation	6.500%	BBB–	$1,963,508

83,598	NextEra Energy Inc.	6.371%	BBB	4,639,689

7,366	NextEra Energy Inc.	5.799%	BBB	428,849
	Total Electric Utilities			7,032,046

	Gas Utilities – 0.2% (0.2% of Total Investments)

9,673	Laclede Group, Inc., (11)	6.750%	N/R	570,707

	Multi-Utilities – 0.2% (0.1% of Total Investments)

8,317	Black Hills Corp	7.750%	N/R	531,955

	Oil, Gas & Consumable Fuels – 0.2% (0.2% of Total Investments)

27,560	Anadarko Petroleum Corporation	7.500%	N/R	824,871

	Real Estate Investment Trust – 3.2% (2.2% of Total Investments)

65,693	Alexandria Real Estate Equities Inc., (11)	7.000%	Baa3	1,819,900

45,883	American Homes 4 Rent	5.000%	N/R	1,165,428

46,001	American Tower Corporation	5.500%	N/R	4,478,197

15,639	Equity Commonwealth	6.500%	Ba1	379,559

1,147	FelCor Lodging Trust Inc., Series A.	1.950%	CCC	28,813

6,205	Lexington Corporate Properties Trust, Series B	6.500%	N/R	292,628

27,446	Ramco-Gershenson Properties Trust	7.250%	N/R	1,680,791
	Total Real Estate Investment Trust			9,845,316
	Total Convertible Preferred Securities (cost $18,997,516)			18,804,895

Shares	Description (1)	Coupon	Ratings (13)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 30.6% (21.4% of Total Investments)

	Electric Utilities – 6.4% (4.5% of Total Investments)

11,814	APT Pipelines Limited	6.665%	N/R	$856,716

113,809	Entergy Arkansas Inc., (11)	6.450%	BB+	2,884,353

59,075	Entergy Texas Inc.	5.625%	A–	1,584,392

78,424	Integrys Energy Group Inc., (11)	6.000%	Baa1	1,999,812

31,455	NextEra Energy Inc.	5.700%	BBB	797,699

45,541	NextEra Energy Inc.	5.625%	BBB	1,161,751

67,906	NextEra Energy Inc.	5.000%	BBB	1,694,255

69,663	Pacific Gas & Electric Corporation	6.000%	BBB+	2,102,429

183,575	PPL Capital Funding, Inc.	5.900%	BBB	4,822,515

Nuveen Investments	5

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (13)	Value

	Electric Utilities (continued)

79,209	SCE Trust I	5.625%	Baa1	$2,015,869
	Total Electric Utilities			19,919,791

	Multi-Utilities – 1.4% (1.0% of Total Investments)

73,364	Dominion Resources Inc.	6.375%	Baa3	3,559,621

25,312	DTE Energy Company	5.250%	Baa1	635,584
	Total Multi-Utilities			4,195,205

	Oil, Gas & Consumable Fuels – 0.3% (0.2% of Total Investments)

7,841	Kinder Morgan Inc., Delaware	9.750%	N/R	342,730

27,207	Nustar Logistics Limited Partnership	7.625%	Ba2	588,215
	Total Oil, Gas & Consumable Fuels			930,945

	Real Estate Investment Trust – 22.5% (15.7% of Total Investments)

5,585	American Homes 4 Rent	5.500%	N/R	141,301

37,395	American Homes 4 Rent	5.000%	N/R	940,858

22,005	Apartment Investment & Management Company	6.875%	BB	576,531

40,701	Apollo Commercial Real Estate Finance	8.625%	N/R	966,649

43,439	Arbor Realty Trust Incorporated	7.375%	N/R	1,036,455

41,748	CBL & Associates Properties Inc.	7.375%	BB	985,253

146,272	CBL & Associates Properties Inc.	6.625%	BB	3,247,238

183,565	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,635,016

54,915	Chesapeake Lodging Trust	7.750%	N/R	1,394,841

93,761	Colony Financial Inc.	7.125%	N/R	1,866,782

34,135	Colony Financial Inc.	8.500%	N/R	817,875

31,096	Colony Financial Inc.	7.500%	N/R	684,734

45,183	Coresite Realty Corporation	7.250%	N/R	1,173,403

32,893	Corporate Office Properties Trust	7.375%	BB	839,100

30,086	DDR Corporation	6.500%	Baa3	784,643

133,569	Digital Realty Trust Inc.	6.350%	Baa3	3,352,582

78,986	EPR Properties Inc.	9.000%	BB	2,618,386

20,575	EPR Properties Inc.	6.625%	Baa3	529,395

22,267	EPR Properties Inc.	5.750%	BB	556,675

25,502	Equity Commonwealth	7.250%	Ba1	639,845

740	Equity Lifestyle Properties Inc.	6.750%	N/R	18,870

83,444	General Growth Properties	6.375%	N/R	2,148,683

89,228	Gramercy Property Trust	7.125%	N/R	2,257,468

59,769	Hersha Hospitality Trust	8.000%	N/R	1,521,719

77,069	Hersha Hospitality Trust	6.875%	N/R	1,963,718

794	Inland Real Estate Corporation	8.125%	N/R	20,001

124,310	Inland Real Estate Corporation	6.950%	N/R	3,112,722

78,372	Investors Real Estate Trust	7.950%	N/R	2,025,916

6	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (13)	Value

	Real Estate Investment Trust (continued)

479	LaSalle Hotel Properties	7.500%		N/R	$12,143

30,200	LaSalle Hotel Properties	6.375%		N/R	770,100

14,488	Monmouth Real Estate Investment Corp	7.875%		N/R	374,225

6,703	Northstar Realty Finance Corporation	8.875%		N/R	144,249

52,269	Northstar Realty Finance Corporation	8.750%		N/R	1,081,968

144,100	Pebblebrook Hotel Trust	6.500%		N/R	3,645,730

22,084	Post Properties, Inc., Series A	8.500%		Baa3	1,329,457

25,599	Rait Financial Trust	7.125%		N/R	527,339

75,334	Retail Properties of America	7.000%		BB	1,969,984

1,101	Sabra Health Care Real Estate Investment Trust	7.125%		BB–	27,767

39,138	Saul Centers, Inc.	6.875%		N/R	1,025,416

4,492	STAG Industrial Inc.	9.000%		BB+	117,017

16,726	Summit Hotel Properties Inc.	9.250%		N/R	436,381

86,309	Summit Hotel Properties Inc.	7.875%		N/R	2,187,933

106,737	Summit Hotel Properties Inc.	7.125%		N/R	2,668,425

991	Sun Communities Inc.	7.125%		N/R	25,964

88,470	Taubman Centers Incorporated., Series J	6.500%		N/R	2,295,797

71,612	Taubman Centers Incorporated, Series K	6.250%		N/R	1,854,751

13,319	Terreno Realty Corporation	7.750%		BB	349,091

58,201	Urstadt Biddle Properties	7.125%		N/R	1,513,226

114,470	Urstadt Biddle Properties	6.750%		N/R	2,995,680

6,316	VEREIT, Inc.	6.700%		N/R	152,847

17,872	Wells Fargo REIT	6.375%		BBB+	467,174

40,338	WP GLIMCHER, Inc.	7.500%		Ba1	1,054,032

63,951	WP GLIMCHER, Inc.	6.875%		Ba1	1,580,227
	Total Real Estate Investment Trust				69,463,582
	Total $25 Par (or similar) Retail Preferred (cost $95,373,193)				94,509,523

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (13)	Value

	CONVERTIBLE BONDS – 0.9% (0.6% of Total Investments)

	Multi-Utilities – 0.5% (0.3% of Total Investments)

$1,565	Dominion Resources Inc.	5.750%	10/01/54	BBB–	$1,486,750

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

2,220	DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	1,176,600
$3,785	Total Convertible Bonds (cost $3,770,629)				2,663,350

Nuveen Investments	7

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (13)	Value

		CORPORATE BONDS – 18.9% (13.2% of Total Investments)

		Commercial Services & Supplies – 1.9% (1.3% of Total Investments)

$1,255		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$1,229,900

1,280		Casella Waste Systems Inc.	7.750%	2/15/19	B	1,257,600

2,050		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,763,000

465	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	337,666

1,135		GFL Escrow Corp., 144A	9.875%	2/01/21	B3	1,152,025
		Total Commercial Services & Supplies				5,740,191

		Communications Equipment – 0.1% (0.1% of Total Investments)

865		Goodman Networks Inc.	12.125%	7/01/18	CCC+	255,175

		Construction & Engineering – 0.4% (0.3% of Total Investments)

700		AECOM Technology Corporation	5.875%	10/15/24	BB–	696,500

6,500	NOK	VV Holding AS, 144A	6.360%	7/10/19	N/R	664,802
		Total Construction & Engineering				1,361,302

		Consumer Finance – 0.3% (0.2% of Total Investments)

885		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	858,450

		Diversified Telecommunication Services – 1.5% (1.1% of Total Investments)

1,695		CyrusOne LP Finance	6.375%	11/15/22	B+	1,720,425

1,730		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	1,751,625

1,205		SBA Communications Corporation	4.875%	7/15/22	B	1,226,088
		Total Diversified Telecommunication Services				4,698,138

		Electric Utilities – 0.6% (0.4% of Total Investments)

1,500	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	1,436,353

775		Intergen NV, 144A	7.000%	6/30/23	B+	530,875
		Total Electric Utilities				1,967,228

		Energy Equipment & Services – 0.7% (0.5% of Total Investments)

1,020		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B2	581,400

550		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	360,250

1,390	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,308,762
		Total Energy Equipment & Services				2,250,412

		Gas Utilities – 1.1% (0.8% of Total Investments)

895		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	918,494

1,345		Ferrellgas LP	6.750%	1/15/22	B+	968,400

765		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	713,363

940		Suburban Propane Partners LP	5.750%	3/01/25	BB–	789,600
		Total Gas Utilities				3,389,857

		Health Care Equipment & Supplies – 0.2% (0.2% of Total Investments)

770		Tenet Healthcare Corporation	6.750%	2/01/20	B3	739,200

8	Nuveen Investments

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (13)	Value

		Health Care Providers & Services – 2.4% (1.6% of Total Investments)

$1,120		Acadia Healthcare	5.625%	2/15/23	B	$1,131,200

1,025		Community Health Systems, Inc.	6.875%	2/01/22	B+	878,938

1,110		HCA Inc.	5.375%	2/01/25	BB	1,130,811

945		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	897,750

1,240		Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,013,700

1,175		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	1,222,000

1,115		Select Medical Corporation	6.375%	6/01/21	B–	1,003,500
		Total Health Care Providers & Services				7,277,899

		Independent Power & Renewable Electricity Producers – 0.3% (0.2% of Total Investments)

1,305		GenOn Energy Inc.	9.500%	10/15/18	B–	848,250

		Internet Software & Services – 0.4% (0.3% of Total Investments)

1,315		Equinix Inc.	5.750%	1/01/25	BB	1,361,025

		IT Services – 0.4% (0.3% of Total Investments)

1,390		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	1,369,150

		Marine – 0.2% (0.2% of Total Investments)

1,430		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	740,025

		Media – 0.3% (0.2% of Total Investments)

975		Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	1,009,728

		Multi-Utilities – 1.0% (0.7% of Total Investments)

1,505	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	1,775,154

1,100	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB–	1,398,137
		Total Multi-Utilities				3,173,291

		Oil, Gas & Consumable Fuels – 2.4% (1.7% of Total Investments)

1,415		Calumet Specialty Products	7.625%	1/15/22	B	843,694

140		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	100,800

820		Energy Transfer Equity LP	5.500%	6/01/27	BB+	619,100

835		Gibson Energy, 144A	6.750%	7/15/21	BB	709,750

670		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	428,800

1,100		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	880,000

1,205		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	707,938

705		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	405,375

745		Northern Tier Energy LLC	7.125%	11/15/20	BB–	692,850

415		PBF Holding Company LLC	8.250%	2/15/20	BBB–	415,519

1,235		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	697,775

615		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	585,788

525		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	393,750
		Total Oil, Gas & Consumable Fuels				7,481,139

Nuveen Investments	9

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (13)	Value

		Real Estate Investment Trust – 2.3% (1.6% of Total Investments)

$110		Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	$98,175

1,145		Corporate Office Properties LP	5.000%	7/01/25	BBB–	1,154,916

925		Corrections Corporation of America	5.000%	10/15/22	Baa3	952,750

1,665		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	1,681,650

945		Geo Group Inc.	5.875%	10/15/24	BB–	928,463

1,045		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	987,175

1,400		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	1,274,700
		Total Real Estate Investment Trust				7,077,829

		Real Estate Management & Development – 0.8% (0.5% of Total Investments)

785		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	698,650

1,715		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,642,113
		Total Real Estate Management & Development				2,340,763

		Road & Rail – 0.4% (0.3% of Total Investments)

1,255		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,185,975

		Software – 0.4% (0.2% of Total Investments)

1,265		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,125,850

		Transportation Infrastructure – 0.2% (0.1% of Total Investments)

540		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	543,780

		Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)

1,731		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,696,378
		Total Corporate Bonds (cost $66,954,309)				58,491,035

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (13)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.3% (4.4% of Total Investments)

		Electric Utilities – 3.7% (2.6% of Total Investments)

$2,360		AES Gener SA, 144A	8.375%	12/18/73	BB	$2,312,800

520		Electricite de France, 144A	5.625%	N/A (15)	Baa1	458,250

605		Electricite de France, 144A	5.250%	N/A (15)	Baa1	525,594

900	GBP	Electricite de France S.A, Reg S	6.000%	N/A (15)	Baa1	1,067,149

1,995		Enel SpA, 144A	8.750%	9/24/73	BBB–	2,169,563

1,070		FPL Group Capital Inc.	6.350%	10/01/66	BBB	743,650

3,065	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	4,217,841
		Total Electric Utilities				11,494,847

		Energy Equipment & Services – 1.4% (0.9% of Total Investments)

5,115		Transcanada Trust	5.625%	5/20/75	BBB	4,206,065

10	Nuveen Investments

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (13)	Value

		Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)

$1,730		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	$1,690,729

		Water Utilities – 0.7% (0.5% of Total Investments)

1,493	GBP	Pennon Group PLC, Reg S	6.750%	N/A (15)	N/R	2,112,085
		Total $1,000 Par (or similar) Institutional Preferred (cost $22,258,491)				19,503,726

Shares		Description (1), (16)				Value

		INVESTMENT COMPANIES – 0.7% (0.5% of Total Investments)

		Diversified Other – 0.3% (0.2% of Total Investments)

642,053		John Laing Infrastructure Fund				$1,046,857

		Real Estate Management & Development- 0.4% (0.3% of Total Investments)

869,307		Starwood European Real Estate Finance Limited				1,267,418
		Total Investment Companies (cost $2,651,336)				2,314,275
		Total Long-Term Investments (cost $481,838,222)				432,751,919

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 3.2% (2.2% of Total Investments)

		REPURCHASE AGREEMENTS – 3.2% (2.2% of Total Investments)

$9,829		Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/29/16, repurchase price $9,829,353, collateralized by $9,220,000 U.S. Treasury Notes, 3.000%, due 5/15/45, value $10,026,750	0.030%	3/01/16		$9,829,345
		Total Short-Term Investments (cost $9,829,345)				9,829,345
		Total Investments (cost $491,667,567) – 143.1%				442,581,264
		Borrowings – (44.1)% (17), (18)				(136,300,000)
		Other Assets Less Liabilities – 1.0% (19)				2,898,233
		Net Assets – 100%				$309,179,497

Investments in Derivatives as of February 29, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(63)	6/16	$(7,622,016)	$(6,398)	$10,952

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	11

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Whole Loans	$—	$—	$55,453,930	$55,453,930
Corporate Notes	—	—	8,000,000	8,000,000
Common Stocks	89,139,489	83,871,696	—	173,011,185
Convertible Preferred Securities	16,414,288	2,390,607	—	18,804,895
$25 Par (or similar) Retail Preferred	89,625,358	4,884,165	—	94,509,523
Convertible Bonds	—	2,663,350	—	2,663,350
Corporate Bonds	—	58,491,035	—	58,491,035
$1,000 Par (or similar) Institutional Preferred	—	19,503,726	—	19,503,726
Investment Companies	2,314,275	—	—	2,314,275
Short-Term Investments:
Repurchase Agreements	—	9,829,345	—	9,829,345
Investment in Derivatives:
Futures Contracts*	10,952	—	—	10,952
Total	$197,504,362	$181,633,924	$63,453,930	$442,592,216
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Whole loans	Corporate Notes	Total
Balance at the beginning of period	$76,509,929	$14,580,000	$91,089,929
Gains (losses):
Net realized gains (losses)	(6,126,533)	(549,376)	(6,675,909)
Change in net unrealized appreciation (depreciation)	3,896,868	489,376	4,386,244
Purchases at cost	55,614	—	55,614
Sales at proceeds	(21,808,904)	(3,738,000)	(25,546,904)
Net discounts (premiums)	144,956	—	144,956
Transfers into	—	—	—
Transfers (out of)	—	—	—
Balance at the end of period	$52,671,930	$10,782,000	$63,453,930

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs		Range
Commercial & Multifamily Whole Loans	$5,284,344	Discounted Cash Flow	Debt Service Coverage Ratio		0.00-1.52
	9,751,160	Appraisals	N/A		N/A
	28,903,450	Expected Value	N/A		N/A
Commercial & Multifamily Whole Loans and Corporate Notes	18,507,445	Price Ceiling	Cap		100
Commercial Whole Loans	1,007,531	Price Floor	(1-Loss Severity	)	54.2%
Total	$63,453,930

12	Nuveen Investments

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stock	$85,830	$(18,342,860)	$18,342,860	$(85,830)	$—	$—
$25 Par (or similar) Retail Preferred	—	(1,999,812)	1,999,812	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 29, 2016, the cost of investments (excluding investments in derivatives) was $500,575,541.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$9,157,996
Depreciation	(67,152,273)
Net unrealized appreciation (depreciation) of investments	$(57,994,277)

Nuveen Investments	13

Diversified Real Asset Income Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Interest rates on whole loans and corporate notes are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(3)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(4)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(5)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(6)	Variable Rate Security – The rate shown is the net coupon rate in effect as of the end of the reporting period.

(7)	Loan is currently in default with regards to scheduled interest and/or principal payments.

(8)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(9)	The Fund agreed to accept a lower interest payment and defer receipt of the balance of the interest payment until maturity of the whole loan. As a result, the Fund receives regular interest payments based on an annual rate of 2.443% with the balance of the remaining interest to be paid at maturity.

(10)	The interest rate will increase to 2.000% on March 1, 2017.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(13)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(14)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(15)	Perpetual security. Maturity date is not applicable.

(16)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(17)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(18)	Borrowings as a percentage of Total Investments is 30.8%.

(19)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

14	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2016